SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
SUBSEQUENT EVENTS [Text Block]

NOTE 9.      SUBSEQUENT EVENTS.

The Company has a registration statement on Form S-1, effective on August 1, 2014, pursuant to which the Company plans to raise up to $12 million in equity. The registration statement expired on November 28, 2014

NOTE 5 SUBSEQUENT EVENTS

On May 30, 2014, the Company acquired Dao Sheng Trading Limited (“Dao Sheng”), a limited liability company incorporated in Hong Kong on December 5, 2013, for HKD 10,000 (USD1,290). Dao Sheng is a product trading company based in Hong Kong. On May 19, 2014, the Company incorporated Joymain International Intellectual Property Limited (“Joymain Intellectual”), a limited liability company, in Hong Kong. Joymain Intellectual is a product research and development company based in Hong Kong.